Property, in development (Details)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 ft²	Jul. 10, 2020 ft²	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Square-foot of building | ft²		77,000	77,000
Property in development	$ 9,797,400
Construction in progress
Property, Plant and Equipment [Line Items]
Property in development	$ 9,797,400			$ 0